Sales Incentives (Tables)	12 Months Ended
Mar. 31, 2013
Sales Deductions and Product Returns

The following tables summarize the activities for sales deductions and product returns for the year ended March 31, 2013, the three months ended March 31, 2012 and the years ended December 31, 2011 and 2010:

	For the year ended March 31, 2013
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(20,789)	$(263,330)	$261,327	$(22,792)
Rebates and Other	(69,435)	(192,115)	167,139	(94,411)

Total	$(90,224)	$(455,445)	$428,466	$(117,203)

Current Liabilities
Returns	$(33,426)	$(37,977)	$21,702	$(49,701)
Other (1)	(33,837)	(43,184)	49,324	(27,697)

Total	$(67,263)	$(81,161)	$71,026	$(77,398)

	For the three months ended March 31, 2012
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(20,145)	$(51,711)	$51,067	$(20,789)
Rebates and Other	(65,940)	(50,349)	46,854	(69,435)

Total	$(86,085)	$(102,060)	$97,921	$(90,224)

Current Liabilities
Returns	$(30,722)	$(6,292)	$3,588	$(33,426)
Other (1)	(32,606)	(11,215)	9,984	(33,837)

Total	$(63,328)	$(17,507)	$13,572	$(67,263)

	For the year ended December 31, 2011
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(26,559)	$(224,112)	$230,526	$(20,145)
Rebates and Other	(41,567)	(150,799)	126,426	(65,940)

Total	$(68,126)	$(374,911)	$356,952	$(86,085)

Current Liabilities
Returns	$(21,962)	$(23,242)	$14,482	$(30,722)
Other (1)	(13,099)	(51,462)	31,955	(32,606)

Total	$(35,061)	$(74,704)	$46,437	$(63,328)

	For the year ended December 31, 2010
	Beginning balance	Provision recorded for current period sales	Credits processed/ Payments	Ending balance
Accounts Receivable Reserves
Chargebacks	$(19,360)	$(170,887)	$163,688	$(26,559)
Rebates and Other	(36,119)	(85,861)	80,413	(41,567)

Total	$(55,479)	$(256,748)	$244,101	$(68,126)

Current Liabilities
Returns	$(22,514)	$(13,146)	$13,698	$(21,962)
Other (1)	(15,264)	(25,979)	28,144	(13,099)

Total	$(37,778)	$(39,125)	$41,842	$(35,061)

(1)	Includes indirect rebates.